Income Taxes - Schedule of Income Tax Expense (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Income Tax Expense Abstract
Income before income tax expense	$ 109,509	$ 132,180
Deferred income tax expense/(benefit)	(32,232)	0	$ 0	$ 0	$ 0
Total	$ 77,277	$ 132,180	$ 431,139	$ 114,958	$ 1,767